Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of lease expenses
Operating lease cost	$ 1,406	$ 1,023	$ 655
Short-term lease	51	66	22
Total lease expenses	$ 1,457	$ 1,089	$ 677